ORDINARY SHARE AND SHARE INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2019
Summary of the Assumptions Used in the Estimating the Fair Values of Stock-based Payment Awards Excluding Non-employee
Years ended December 31,
Stock Options:	2016
Expected term in years	4.75
Weighted average risk-free interest rate	1.30%
Expected dividend rate	0.00%
Volatility	51.60%

Summary of the Stock-based Compensation Expense Recognized in the Company's Consolidated Statement of Operations
	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Cost of net sales	$136	$66	$12
Selling, general and administrative	985	901	793
Research and development	278	130	61
Total	$1,399	$1,097	$866

2017 Equity Incentive Plan
Summary of Stock Options Activity

		Weighted
	Number of	average
	shares	exercise
	outstanding	price
	(in thousands)
Options Outstanding, December 31, 2017	244	$2.26
Options granted	—	—
Options exercised	(35)	2.24
Options forfeited or expired	(3)	4.17
Options Outstanding, December 31, 2018	206	$2.24
Options granted	—	—
Options exercised	(25)	2.24
Options forfeited or expired	—	—
Options Outstanding, December 31, 2019	181	$2.24

Summary of Unvested Restricted Awards

		Weighted
		average
		grant date
	Shares	fair value
	(in thousands)
Total nonvested restricted stock at December 31, 2017	921	$1.96
Granted	789	3.53
Vested	(379)	2.37
Forfeited	(25)	3.33
Total nonvested restricted stock at December 31, 2018	1,306	$2.77
Granted	407	3.23
Vested	(494)	2.76
Forfeited	(66)	3.63
Total nonvested restricted stock at December 31, 2019	1,153	$2.89

Summary of Significant Ranges of Outstanding and Exercisable Stock Options

Weighted
		Number of shares	Average	Weighted	Number of shares	Weighted
Range of		Outstanding	Remaining	Average	Exercisable	Average
Exercise Prices		as of 12/31/2019	Contractual Term	Exercise Price	as of 12/31/2019	Exercise Price
$2.24	$2.24	181,450	3.08	$2.24	114,800	$2.24

	Number of shares	Weighted average exercise price
Options exercisable as of December 31, 2019	114,800	$2.24
Options vested and expected to vest as of December 31, 2019	181,450	$2.24